LOANS RECEIVABLE FROM AFFILIATES - Schedule of Loan Receivable Interest Income and Foreign Exchange Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Leases Receivable Disclosure [Line Items]
Interest income	$ 242	$ 146	$ 190
Interest expense	(3,263)	(2,588)	(2,360)
Foreign exchange gains (losses)	(320)	185	(10)
Sur de Texas | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest income	0	19	87
Interest expense	0	(19)	(87)
Foreign exchange gains (losses)	$ 0	$ (28)	$ (41)